Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia ETF Trust I
Entity Central Index Key	0001551950
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000241219
Shareholder Report [Line Items]
Fund Name	Columbia Research Enhanced Real Estate ETF
Trading Symbol	CRED
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Research Enhanced Real Estate ETF (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Real Estate ETF	$33	0.33%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the telecommunications REITs sub-sectors boosted the Fund’s performance most during the annual period.

Allocations | Smaller allocations to the office and gaming REITs sub-sectors buoyed Fund performance during the annual period.

Individual holdings | Positions in Uniti Group, a developer of telecommunications properties; Equinix, a digital infrastructure company; and Hudson Pacific Properties, which develops, and operates sustainable office and state-of-the-art studio properties, were among the top contributors to Fund performance.

Top Performance Detractors

Stock selection | Selections in the office, specialty and gaming sub-sectors hurt the Fund’s performance during the annual period.

Allocations| Smaller weightings in telecommunications REITs, regional malls and specialty sub-sectors detracted from Fund performance.

Individual holdings| Fund positions in Simon Property Group, which owns, develops, and manages shopping, dining, entertainment, and mixed-used destinations; Digital Realty Trust, a data center operator; and Crown Castle, owner and operator of communications infrastructure, were top detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Columbia Research Enhanced Real Estate ETF—Net Asset Value (11,527)	Beta Advantage® Research Enhanced REIT Index (11,641)	FTSE Nareit All Equity REITs Index (11,996)	Russell 3000® Index (17,256)
04/26/23	10,000	10,000	10,000	10,000
12/23	11,210	11,247	11,180	11,898
12/24	11,816	11,893	11,730	14,731
12/25	11,527	11,641	11,996	17,256

Average Annual Return [Table Text Block]
Average Annual Total Return (%)	1 year	Since Fund Inception
Columbia Research Enhanced Real Estate ETF—Net Asset Value	-2.45	5.43
Beta Advantage® Research Enhanced REIT IndexFootnote Reference(a)	-2.12	5.82
FTSE Nareit All Equity REITs Index	2.27	7.01
Russell 3000® Index	17.15	22.51
Footnote	Description
Footnote(a)	Effective March 31, 2025, the name of the Fund’s tracked index, Beta Advantage® Lionstone Research Enhanced REIT Index (the Index’s Former Name), changed to Beta Advantage® Research Enhanced REIT Index (the Index’s New Name).

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.
AssetsNet	$ 3,003,540
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 10,556
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$3,003,540
Total number of portfolio holdings	69
Investment management fees (represents 0.33% of Fund average net assets)	$10,556
Portfolio turnover for the reporting period	30%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Asset Allocation

Value	Value
Money Market Funds	0.7%
Common Stocks	99.2%

Sub-Industry Allocation

Value	Value
Industrial REITs	2.3%
Diversified REITs	3.9%
Office REITs	3.9%
Hotel & Resort REITs	4.7%
Health Care REITs	9.6%
Residential REITs	12.1%
Retail REITs	12.5%
Specialized REITs	50.1%

Largest Holdings [Text Block]

Top Holdings

Simon Property Group, Inc.	8.7%
American Tower Corp.	8.7%
Equinix, Inc.	7.9%
Public Storage	6.7%
Crown Castle, Inc.	6.5%
Digital Realty Trust, Inc.	5.4%
VICI Properties, Inc.	4.2%
Ventas, Inc.	3.5%
AvalonBay Communities, Inc.	2.8%
Iron Mountain, Inc.	2.4%

Material Fund Change [Text Block]